Debt - Summary of Convertible Notes (Details) - Loan Agreement With CPBF Lending LLC [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Face value of the convertible notes	$ 1,821,345	$ 1,821,345
Debt discount, net	(41,983)	(63,715)
Carrying value of the convertible notes	1,779,362	1,757,630
Accrued interest	914,479	518,904
Total convertible notes and accrued interest	$ 2,693,841	$ 2,276,534